Deferred tax assets and liabilities (Details 4) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Deferred tax assets
Net operating loss and tax credit carryforwards	$ 3,014	$ 2,869
Accrued salaries, wages, and benefits	142	143
Other accrued liabilities	76	97
Other	65	86
Gross deferred tax assets	3,297	3,195
Less valuation allowance	(2,107)	(2,051)
Deferred tax assets, net of valuation allowance	1,190	1,144
Deferred tax liabilities
Debt discount	(170)	(207)
Property, plant, and equipment	(135)	(2)
Unremitted earnings on certain subsidiaries	(121)	(162)
Product and process technology	(81)	(43)
Other	(28)	(55)
Deferred tax liabilities	(535)	(469)
Net deferred tax assets	655	675
Reported as
Deferred tax assets	657
Deferred tax assets, noncurrent		597
Net deferred tax assets	655	675
Net tax benefits, Not Recorded as Deferred Tax Assets, Compensation and Benefits, Share-based Compensation Cost	325
Remaining undistributed earnings of non-U.S. subsidiaries which have been indefinitely reinvested	6,740
Total basis differences for investments in indefinitely reinvested foreign subsidiaries	7,820
Other current assets
Reported as
Current deferred tax assets (included in other current assets)		104
Accounts payable and accrued expenses
Reported as
Current deferred tax liabilities (included in accounts payable and accrued expenses)		(4)
Other noncurrent liabilities
Reported as
Deferred tax liabilities (included in other noncurrent liabilities)	$ (2)
Deferred tax liabilities, noncurrent (included in other noncurrent liabilities)		$ (22)